Income Tax - Disclosure of movement in assets and liabilities explanatory (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets [Member]
Disclosure Of Movement In Assets And Liabilities [Line Items]
Beginning balance	¥ 10,512	¥ 10,224	¥ 13,848
(Charged) /credited to profit or loss	(102)	288	(3,624)
Ending balance	10,410	10,512	10,224
Deferred Tax Liabilities [Member]
Disclosure Of Movement In Assets And Liabilities [Line Items]
Beginning balance	(14,001)	(13,713)	(17,337)
(Charged) /credited to profit or loss	102	(288)	3,624
Ending balance	(13,899)	(14,001)	(13,713)
Tax Losses [Member] | Deferred Tax Assets [Member]
Disclosure Of Movement In Assets And Liabilities [Line Items]
Beginning balance	2,781	3,151	4,054
(Charged) /credited to profit or loss	(401)	(370)	(903)
Ending balance	2,380	2,781	3,151
Lease Libilities [Member] | Deferred Tax Assets [Member]
Disclosure Of Movement In Assets And Liabilities [Line Items]
Beginning balance	7,731	7,073	9,794
(Charged) /credited to profit or loss	299	658	(2,721)
Ending balance	8,030	7,731	7,073
Intangible assets [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Movement In Assets And Liabilities [Line Items]
Beginning balance	(5,483)	(6,481)	(7,479)
(Charged) /credited to profit or loss	997	998	998
Ending balance	(4,486)	(5,483)	(6,481)
Right-of-use assets [member] | Deferred Tax Liabilities [Member]
Disclosure Of Movement In Assets And Liabilities [Line Items]
Beginning balance	(8,518)	(7,232)	(9,858)
(Charged) /credited to profit or loss	(895)	(1,286)	2,626
Ending balance	¥ (9,413)	¥ (8,518)	¥ (7,232)